Stockholders equity and dividend payment, Stock repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Stock Repurchases [Abstract]
Share repurchases (in shares)	1,230,302	3,721,841
Aggregate consideration	$ 6,700	$ 22,500	$ 29,207
Average price (in dollars per share)	$ 5.466	$ 6.025